AB Active ETFs, Inc.

AB California Intermediate Municipal ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.9%
Long-Term Municipal Bonds – 94.4%
California – 88.3%
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	$3,500	$3,061,808
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.18% (MUNIPSA + 0.30%), 04/01/2056(a)	5,000	4,964,191
2.29% (MUNIPSA + 0.41%), 04/01/2056(a)	13,415	13,230,474
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.25%, 07/01/2042	950	1,060,958
5.25%, 07/01/2044	8,865	9,693,981
AG Series 2024-B 4.00%, 07/01/2039	4,500	4,623,904
4.125%, 07/01/2041	3,000	3,067,505
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,326,831
Series 2024C 5.00%, 08/01/2055	7,600	8,222,141
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024B 5.00%, 01/01/2055	10,000	10,567,118
Series 2024G 5.00%, 11/01/2055	10,000	10,540,026
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	5,800	6,495,654
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,250	1,383,307
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,746,832
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	7,015	7,149,894
Series 2023 5.00%, 12/01/2053	9,590	10,203,552
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,607,359

	Principal Amount (000)	U.S. $ Value

Series 2023 4.088% (SOFR + 1.63%), 07/01/2053(a)	$5,000	$5,041,955
4.128% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,075,303
5.00%, 02/01/2054	16,770	18,136,732
Series 2026-A 3.908% (SOFR + 1.45%), 04/01/2056(a)	1,500	1,499,957
5.00%, 04/01/2056	1,000	1,109,615
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	14,250	15,896,528
Series 2025G 5.00%, 12/01/2035	2,000	2,252,329
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	2,000	2,179,497
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	6,045	6,635,796
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	10,000	11,063,685
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	4,450	3,588,645
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,330	1,165,232
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,558,215
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2037	510	508,404
4.00%, 06/01/2038	1,000	986,940
5.00%, 06/01/2027	800	822,265
5.00%, 06/01/2028	700	734,503
5.00%, 06/01/2030	500	537,702
5.00%, 06/01/2031	400	428,192
5.00%, 06/01/2032	300	319,053
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	1,520	1,538,500

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2044(b)	$2,000	$2,038,097
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	615	615,571
4.00%, 06/01/2031(b)	2,000	2,015,440
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	1,265	1,448,940
5.00%, 12/01/2036	1,000	1,128,002
Series 2025 5.00%, 12/01/2032	5,500	6,201,153
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,516,767
5.00%, 11/15/2028	6,000	6,032,235
5.00%, 11/15/2029	7,000	7,037,680
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,246,767
California Health Facilities Financing Authority (CommonSpirit Health Obligated Group) Series 2020-A 5.00%, 04/01/2034	750	820,801
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2029	1,280	1,344,084
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	9,815	10,219,143
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	9,228	9,440,801
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	7,510	7,848,689
Series 2021-2, Class X 0.825%, 03/25/2035(c)	3,755	142,758
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,863	1,857,846
Series 2021-3, Class X 0.793%, 08/20/2036(c)	3,167	137,214
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.00%, 07/01/2042	2,355	2,505,449
5.00%, 07/01/2044	2,000	2,077,865

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	$5,750	$5,891,394
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(b)	16,200	16,205,453
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 2.58% (MUNIPSA + 0.70%), 12/01/2050(a)	4,000	3,994,878
California Municipal Finance Authority (Ascent 613) Series 2025-A 5.25%, 01/01/2045(b)	2,500	2,559,376
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2036(b)	1,000	1,004,045
California Municipal Finance Authority (California Municipal Finance Authority Municipal Certificates Series 2026-1) Series 2026 1.00%, 12/20/2043(b) (d)	1,000	1,032,219
Series 2026-1 4.05%, 07/20/2041(d)	2,000	2,022,335
California Municipal Finance Authority (California Municipal Finance Authority) Series 2025-2, Class A1 3.537%, 02/20/2041	3,571	3,456,836
California Municipal Finance Authority (CMFA 2025-2) Series 2025-2, Class A1 4.326%, 11/20/2040	2,867	2,911,325
Series 2025-2, Class A2 4.326%, 11/20/2040	2,294	2,231,170
California Municipal Finance Authority (EL Camino PA LP) Series 2026 2.50%, 03/01/2046	2,000	2,000,441
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,033,545
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2026	2,200	2,233,545
5.00%, 12/31/2028	1,000	1,045,589
5.00%, 06/30/2029	1,050	1,097,784
5.00%, 12/31/2029	2,150	2,247,552
5.00%, 12/31/2031	1,930	2,013,570

	Principal Amount (000)	U.S. $ Value

5.00%, 12/31/2033	$1,500	$1,559,846
5.00%, 12/31/2043	2,000	2,033,118
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2034	410	463,355
5.00%, 04/01/2035	720	809,705
5.00%, 04/01/2038	500	552,586
5.00%, 04/01/2044	1,415	1,499,923
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	9,900	10,092,884
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2027(b)	1,580	1,588,904
Series 2019 5.00%, 11/21/2045(b)	1,000	1,020,416
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)	2,900	3,012,486
5.00%, 07/01/2039(b)	2,465	2,555,202
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	1,500	1,550,756
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	1,305	1,280,619
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	1,000	1,052,389
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.00%, 08/01/2033(b)	650	681,237
5.25%, 08/01/2038(b)	500	527,132
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2044(b)	2,000	1,947,572
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	570	570,172
Series 2016-A 5.00%, 06/01/2031(b)	1,700	1,699,921

	Principal Amount (000)	U.S. $ Value

California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2030	$2,000	$2,065,035
5.00%, 04/01/2031	2,000	2,063,985
5.00%, 04/01/2032	1,270	1,310,064
Series 2025 5.00%, 04/01/2043	2,000	2,274,484
5.00%, 04/01/2044	2,000	2,244,423
5.00%, 04/01/2045	2,385	2,645,499
California State Public Works Board (State of California Lease) Series 2022-A 5.00%, 08/01/2027	7,000	7,297,020
Series 2022-B 5.00%, 06/01/2026	10,000	10,073,703
Series 2023 5.00%, 09/01/2026	5,000	5,074,710
Series 2024 5.05%, 04/01/2032	2,000	2,106,009
5.06%, 04/01/2033	1,000	1,053,951
California State University (California State University) Series 2017-A 5.00%, 11/01/2033	5,620	5,810,426
Series 2020-A 5.00%, 11/01/2030	600	667,227
5.00%, 11/01/2031	400	445,904
Series 2020-D 1.49%, 11/01/2028	1,500	1,421,674
Series 2021-B 2.274%, 11/01/2034	7,000	6,032,276
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,243,250
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	740,169
5.00%, 04/01/2028	535	562,934
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2040	2,400	2,771,546
5.25%, 12/01/2044	2,725	3,041,090
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(b)	3,250	3,257,241
Series 2019 5.00%, 06/01/2034(b)	755	784,431
5.00%, 06/01/2039(b)	1,800	1,838,303

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	$4,500	$4,505,871
Series 2018-A 5.00%, 12/01/2027(b)	250	259,325
5.00%, 12/01/2033(b)	1,000	1,040,653
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)	570	584,496
California Statewide Communities Development Authority (Redlands Community Hospital Obligated Group) Series 2016 5.00%, 10/01/2027	2,360	2,380,168
5.00%, 10/01/2028	1,230	1,244,059
5.00%, 10/01/2033	2,135	2,158,415
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	6,700	7,178,505
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	1,000	1,109,853
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2027	1,000	1,010,403
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017 5.00%, 05/15/2029	1,145	1,150,998
Series 2017-A 5.00%, 05/15/2028	1,440	1,484,607
5.00%, 05/15/2031	1,275	1,313,459
Series 2018 5.00%, 05/15/2031	3,000	3,235,420
5.00%, 05/15/2035	1,190	1,245,959
Series 2019 4.00%, 05/15/2044	4,205	4,118,217
Series 2019-A 5.00%, 05/15/2038	4,315	4,552,262
Series 2020-C 5.00%, 05/15/2031	5,000	5,508,823
5.00%, 05/15/2039	2,655	2,833,623
Series 2021 5.00%, 05/15/2030	3,000	3,313,900
5.00%, 05/15/2033	4,735	5,341,141
5.00%, 05/15/2035	1,685	1,863,907
Series 2021-D 4.00%, 05/15/2040	2,165	2,192,711

	Principal Amount (000)	U.S. $ Value

Series 2022 4.00%, 05/15/2036	$1,300	$1,349,819
4.00%, 05/15/2041	1,100	1,109,785
5.00%, 05/15/2027	2,950	3,042,547
5.00%, 05/15/2029	1,000	1,081,295
5.00%, 05/15/2032	4,000	4,530,073
Series 2022-A 4.00%, 05/15/2041	6,160	6,214,796
Series 2025 5.00%, 05/15/2026	3,500	3,518,865
5.00%, 05/15/2030	4,500	4,970,850
5.00%, 05/15/2036	1,050	1,225,942
5.00%, 05/15/2037	1,065	1,229,339
City of Los Angeles Department of Airports (Prerefunded - US Treasuries) Series 2021 5.00%, 05/15/2033	265	300,091
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2028	1,010	1,045,320
5.00%, 09/01/2030	1,295	1,334,412
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	995	1,004,226
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2027	2,480	2,538,028
City of Santa Rosa CA Wastewater Revenue (City of Santa Rosa CA Wastewater Revenue) AMBAC Series 2002-B Zero Coupon, 09/01/2029	3,000	2,764,079
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)	340	320,047
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	3,925	4,462,622
Contra Costa Transportation Authority Sales Tax Revenue (Contra Costa Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 03/01/2030	1,250	1,288,703

	Principal Amount (000)	U.S. $ Value

Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033	$675	$675,906
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2018-C 5.00%, 07/01/2033	1,005	1,052,876
5.00%, 07/01/2038	5,000	5,178,586
Series 2025-A 5.00%, 07/01/2029	2,100	2,270,860
5.00%, 07/01/2039	1,320	1,490,553
5.00%, 07/01/2040	2,250	2,521,885
5.25%, 07/01/2043	1,150	1,276,784
5.25%, 07/01/2044	1,500	1,645,659
County of Santa Barbara CA (County of Santa Barbara CA COP) Series 2018-B 5.00%, 12/01/2030	1,100	1,169,819
5.25%, 12/01/2032	2,740	2,912,518
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	1,500	1,276,761
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	3,325	2,921,542
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	4,000	3,331,704
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	4,985	4,364,032
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	3,215	3,110,484
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	1,000	868,965
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	3,696,592

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	$2,340	$2,009,496
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,000	1,743,868
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,639,671
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	3,175,644
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	1,047,337
East County Advanced Water Purification Joint Powers Authority (East County Advanced Water Purification Joint Powers Authority) Series 2024 3.125%, 09/01/2026	5,000	5,006,810
5.00%, 09/01/2026	5,500	5,540,618
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class ACA 2.875%, 07/25/2036	918	873,552
Series 2022-ML13, Class XCA 0.959%, 07/25/2036(c)	2,480	134,348
Fontana Redevelopment Agency Successor Agency (Fontana Redevelopment Agency Successor Agency) Series 2017-A 5.00%, 10/01/2031	1,750	1,824,574
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,000	803,144
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-A 4.00%, 01/15/2046	3,290	3,226,124
Series 2021-C 4.00%, 01/15/2043	1,889	1,898,729
AG Series 2015 Zero Coupon, 01/15/2035	3,000	2,340,166

	Principal Amount (000)	U.S. $ Value

Fremont Union High School District (Fremont Union High School District) Series 2024 5.00%, 08/01/2026	$1,000	$1,012,747
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,165	2,873,298
3.115%, 06/01/2038	2,500	2,163,455
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	5,670	5,269,485
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	3,700	4,510,583
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2039	2,500	2,741,318
Series 2024-B 5.00%, 07/01/2036	2,000	2,306,543
5.00%, 07/01/2037	1,405	1,606,552
5.00%, 07/01/2038	2,055	2,332,176
5.00%, 07/01/2039	1,845	2,077,057
Series 2024-C 5.00%, 07/01/2041	1,070	1,191,790
Series 2024-D 5.00%, 07/01/2043	4,165	4,583,879
Series 2024-E 5.00%, 07/01/2039	2,000	2,265,610
Series 2025-B 5.00%, 07/01/2031	5,000	5,654,184
5.00%, 07/01/2032	3,250	3,736,956
5.00%, 07/01/2033	3,665	4,272,599
5.00%, 07/01/2034	2,000	2,356,284
BAM Series 2025-A 5.00%, 07/01/2043	1,750	1,941,989
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2038	1,000	1,095,226
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2023-A 5.00%, 07/01/2035	1,040	1,196,136
5.00%, 07/01/2042	2,125	2,336,328
Series 2025-A 5.00%, 01/01/2030	10,000	10,868,828
Series 2025-B 5.00%, 07/01/2031	1,625	1,837,610
5.00%, 07/01/2032	1,000	1,149,833
5.00%, 07/01/2033	1,300	1,515,519

	Principal Amount (000)	U.S. $ Value

Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2016-B 3.00%, 07/01/2031	$1,835	$1,836,468
5.00%, 07/01/2030	2,500	2,524,835
Series 2018-B 5.00%, 07/01/2029	9,020	9,544,040
Series 2019-A 5.00%, 07/01/2027	1,045	1,090,859
Series 2024-A 5.00%, 07/01/2030	1,590	1,802,872
5.00%, 07/01/2032	3,740	4,435,372
Series 2025-A 5.00%, 07/01/2043	2,000	2,293,245
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	5,285	6,613,523
Series 2009-B 7.00%, 11/01/2034	5,555	6,897,744
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033	1,650	1,774,845
5.00%, 04/01/2034	1,100	1,180,071
5.00%, 04/01/2035	1,150	1,229,481
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	10,000	10,775,430
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) BAM Series 2021 3.115%, 08/01/2040	1,120	932,648
Pittsburg Successor Agency Redevelopment Agency (Pittsburg Successor Agency Redevelopment Agency) AG Series 2016-A 5.00%, 09/01/2027	2,785	2,822,663
Port of Los Angeles (Port of Los Angeles) Series 2024-A 5.00%, 08/01/2029	1,295	1,403,087
5.00%, 08/01/2030	2,110	2,334,325
5.00%, 08/01/2031	1,250	1,407,837
5.00%, 08/01/2035	2,330	2,697,442
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	2,905	2,999,163
5.00%, 09/01/2042	2,510	2,604,754
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.286% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,506,607

	Principal Amount (000)	U.S. $ Value

San Diego Community College District (Prerefunded - US Treasuries) Series 2016 4.00%, 08/01/2041	$4,000	$4,035,452
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2021-B 5.00%, 07/01/2028	5,245	5,547,362
5.00%, 07/01/2030	1,060	1,169,700
Series 2023 5.00%, 07/01/2041	10,320	11,336,128
Series 2025 5.00%, 07/01/2029	1,000	1,084,368
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2025-Z 5.00%, 07/01/2039	875	1,035,185
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,650	2,691,409
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2034	11,015	11,780,497
5.00%, 05/01/2035	1,000	1,066,517
Series 2019-E 5.00%, 05/01/2034	3,450	3,689,761
5.00%, 05/01/2035	3,275	3,492,844
5.00%, 05/01/2036	3,385	3,598,737
Series 2022-A 5.00%, 05/01/2031	1,500	1,685,591
Series 2022-C 2.583%, 05/01/2030	1,625	1,557,023
Series 2023-E 5.00%, 05/01/2033	5,080	5,883,306
Series 2024 5.00%, 05/01/2035	13,000	15,138,128
5.00%, 05/01/2036	1,950	2,246,363
5.00%, 05/01/2039	5,860	6,586,046
5.25%, 05/01/2044	10,000	10,941,149
Series 2025-D 5.00%, 05/01/2031	2,000	2,247,455
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	7,120	8,109,434
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2026	3,310	3,346,746
San Mateo Union High School District (San Mateo Union High School District) Series 2026 5.00%, 09/01/2028(d)	1,750	1,865,457
5.00%, 09/01/2029(d)	1,150	1,258,890

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2030(d)	$1,830	$2,052,943
5.00%, 09/01/2033(d)	1,000	1,187,260
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,009,512
5.00%, 09/01/2030	1,365	1,377,778
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2026	3,510	3,565,291
5.00%, 09/01/2027	2,160	2,262,329
5.00%, 09/01/2029	1,000	1,113,549
5.00%, 09/01/2030	1,675	1,912,882
5.00%, 09/01/2032	1,380	1,648,781
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,500	3,765,644
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2035	2,645	3,042,097
5.00%, 07/01/2036	2,000	2,288,900
5.00%, 07/01/2039	2,000	2,237,271
5.00%, 07/01/2041	1,100	1,218,140
Series 2024 5.00%, 07/01/2040	3,200	3,602,920
5.00%, 07/01/2042	1,650	1,835,986
5.00%, 07/01/2044	1,995	2,174,679
BAM Series 2025 5.25%, 07/01/2042	2,175	2,501,415
Southern California Public Power Authority (Southern California Public Power Authority) BAM Series 2025 5.00%, 07/01/2035	1,950	2,321,913
5.25%, 07/01/2044	1,200	1,349,459
5.25%, 07/01/2045	1,730	1,926,998
State of California (State of California) Series 2009 7.30%, 10/01/2039	1,000	1,187,589
7.55%, 04/01/2039	1,000	1,235,488
Series 2016 5.00%, 09/01/2034	3,500	3,547,615
Series 2019 5.00%, 04/01/2028	1,625	1,726,341
5.00%, 04/01/2037	615	660,889
Series 2021 4.00%, 10/01/2026	1,000	1,011,642
Series 2023 6.00%, 03/01/2033	5,000	5,584,869
Series 2024 5.15%, 09/01/2034	2,000	2,130,949
Series 2025 5.00%, 11/01/2027	7,000	7,355,865

	Principal Amount (000)	U.S. $ Value

Sweetwater Union High School District (Sweetwater Union High School District) Series 2016 5.00%, 08/01/2030	$3,205	$3,212,645
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 4.00%, 06/01/2034	1,000	1,024,014
4.00%, 06/01/2036	1,015	1,030,296
4.00%, 06/01/2038	1,210	1,216,277
4.00%, 06/01/2040	1,150	1,130,063
5.00%, 06/01/2026	1,360	1,367,256
5.00%, 06/01/2027	1,500	1,543,241
5.00%, 06/01/2028	1,220	1,282,317
5.00%, 06/01/2030	1,500	1,631,261
5.00%, 06/01/2032	1,300	1,416,796
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2031	500	532,232
5.00%, 10/01/2032	950	1,007,212
5.00%, 10/01/2034	600	632,452
5.00%, 10/01/2035	600	629,987
5.00%, 10/01/2036	800	836,229
5.00%, 10/01/2037	1,375	1,431,137
5.00%, 10/01/2038	1,000	1,038,514
University of California (University of California) Series 2017-A 5.00%, 05/15/2028	1,000	1,035,832
5.00%, 05/15/2029	3,000	3,107,507
5.00%, 05/15/2031	2,465	2,552,203
Series 2017-M 5.00%, 05/15/2031	4,000	4,140,534
Series 2023-B 4.693%, 05/15/2033	6,260	6,534,872
Series 2024-B 5.00%, 05/15/2026	20,000	20,121,980
Series 2025-C 5.50%, 05/15/2040	2,000	2,430,003
Series 2026-C 5.00%, 11/15/2039(d)	4,150	5,087,663
Washington Township Health Care District (Washington Township Health Care District) Series 2023-A 5.00%, 07/01/2040	400	419,651
5.00%, 07/01/2041	360	374,128
5.00%, 07/01/2042	350	361,153
5.00%, 07/01/2043	275	281,698
AG Series 2023-B 4.125%, 08/01/2041	750	787,631
4.125%, 08/01/2042	275	286,453
4.25%, 08/01/2043	370	384,386

	Principal Amount (000)	U.S. $ Value

Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	$10,000	$10,013,803

		1,003,707,004

American Samoa – 0.1%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2030(b)	1,000	1,057,569
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	470	491,169

		1,548,738

Florida – 0.1%
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	136,764
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	150	128,571
Zero Coupon, 10/01/2031	185	152,669
Zero Coupon, 10/01/2032	100	79,381
Zero Coupon, 10/01/2033	250	190,541
Zero Coupon, 10/01/2034	270	197,171
New River Community Development District (New River Community Development District) Series 2006-B 5.00%, 05/01/2013(e) (f)	405	4

		885,101

Georgia – 0.2%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2032	460	486,090
5.00%, 01/01/2035	250	262,808
5.00%, 01/01/2036	1,590	1,667,323

		2,416,221

Guam – 1.8%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027	825	810,979
Series 2023 5.00%, 10/01/2028	960	997,661
5.125%, 10/01/2034	140	155,766
5.375%, 10/01/2040	275	300,344
Series 2024-A 5.00%, 10/01/2027	155	159,261

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2031	$600	$651,402
5.00%, 10/01/2033	600	663,536
5.00%, 10/01/2034	450	501,580
Guam Department of Education (Guam Dept. of Education COP) Series 2020 4.25%, 02/01/2030	1,225	1,246,530
5.00%, 02/01/2040	1,090	1,113,839
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	1,045	1,045,302
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2028	3,000	3,151,153
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,014,963
5.00%, 12/01/2029	455	460,909
5.00%, 12/01/2030	730	739,282
5.00%, 12/01/2032	675	682,951
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2031	1,000	1,095,243
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	795	822,888
5.00%, 11/01/2028	955	1,008,017
5.00%, 11/01/2029	1,000	1,074,832
5.00%, 11/01/2030	820	895,693
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	355	377,471
Series 2025-G 5.00%, 01/01/2033	1,200	1,345,419

		20,315,021

Illinois – 0.5%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2026	3,250	3,308,991
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL Sales Tax Revenue) 6.00%, 01/01/2026(e) (f)	3,602	1,945,251

		5,254,242

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(f) (g)	25	3

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.4%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027	$260	$265,236
5.00%, 02/01/2030	160	172,599
5.00%, 02/01/2031	200	216,096
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,569,335

		4,223,266

Missouri – 0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	150	154,054

New Jersey – 1.3%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,420,374
5.00%, 06/15/2029	6,660	6,709,803
Series 2018-A 5.00%, 06/15/2028	2,710	2,730,771
5.00%, 06/15/2029	1,290	1,299,647
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2026	1,000	1,005,688
5.00%, 06/01/2028	1,000	1,052,647

		14,218,930

New York – 0.0%
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	220	220,086

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2036	1,175	1,252,635

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,710	3,886,540

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(b)	$1,000	$1,034,025

Puerto Rico – 0.9%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,680	1,241,991
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	2,440	2,601,413
5.00%, 07/01/2035(b)	1,735	1,812,353
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2027	1,720	1,736,870
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,665	1,924,722
6.75%, 01/01/2045	1,000	1,145,574

		10,462,923

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2031	825	890,085

Wisconsin – 0.2%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(b)	770	777,077
5.00%, 10/01/2027(b)	805	825,100
5.00%, 10/01/2028(b)	700	728,682
5.00%, 10/01/2029(b)	320	337,334

		2,668,193

Total Long-Term Municipal Bonds (cost $1,065,424,899)		1,073,137,067

Short-Term Municipal Notes – 5.5%
California – 5.5%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2024 1.25%, 04/01/2059(h)	1,000	1,000,000

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	$50,000	$50,434,435
County of Riverside CA (County of Riverside CA) Series 2025-A 2.55%, 10/16/2026	2,780	2,786,859
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.33%, 10/01/2047(b) (h)	5,000	5,000,000
State of California (State of California) Series 2024-A 1.05%, 05/01/2053(h)	3,220	3,220,000

Total Short-Term Municipal Notes (cost $62,302,181)		62,441,294

Total Municipal Obligations (cost $1,127,727,080)		1,135,578,361

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $387,464)	387	391,890

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 9.782% (CME Term SOFR + 6.11%), 09/25/2028(a) (cost $1,136)	1	1,142

Total Investments – 99.9% (cost $1,128,115,680)(i)		1,135,971,393
Other assets less liabilities – 0.1%		784,879

Net Assets – 100.0%		$1,136,756,272

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.32%	USD	7,524	$(583,579)	$(534,485)	$(49,094)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,630	10/15/2028	CPI#	2.565%	Maturity	$43,755	$(106,283)	$150,038
USD	17,750	10/15/2029	2.569%	CPI#	Maturity	(85,823)	73,142	(158,965)
USD	17,250	10/15/2029	2.485%	CPI#	Maturity	(12,225)	133,850	(146,075)
USD	13,425	10/15/2029	2.516%	CPI#	Maturity	(29,986)	86,118	(116,104)
USD	13,413	10/15/2029	2.451%	CPI#	Maturity	12,734	123,688	(110,954)
USD	13,412	10/15/2029	2.499%	CPI#	Maturity	(18,738)	95,927	(114,665)
USD	20,620	10/15/2030	CPI#	2.531%	Maturity	98,859	(100,231)	199,090

						$8,576	$306,211	$(297,635)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,000	10/15/2030	1 Day SOFR	4.092%	Annual	$76,755	$62,390	$14,365
USD	10,000	08/15/2031	1 Day SOFR	4.053%	Annual	395,035	317,072	77,963
USD	12,400	11/05/2032	1 Day SOFR	3.516%	Annual	119,343	—	119,343
USD	7,300	01/03/2033	1 Day SOFR	3.611%	Annual	117,595	—	117,595
USD	6,200	06/15/2034	3.543%	1 Day SOFR	Annual	(18,719)	12,945	(31,664)
USD	11,000	08/15/2034	3.545%	1 Day SOFR	Annual	(42,277)	27,657	(69,934)
USD	3,670	08/15/2034	3.272%	1 Day SOFR	Annual	65,274	82,110	(16,836)
USD	7,800	09/25/2035	3.587%	1 Day SOFR	Annual	(33,836)	25,458	(59,294)
USD	11,700	10/25/2035	3.521%	1 Day SOFR	Annual	12,050	—	12,050

						$691,220	$527,632	$163,588

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $104,641,607 or 9.2% of net assets.

(c)	IO - Interest Only.
(d)	When-Issued or delayed delivery security.
(e)	Defaulted matured security.
(f)	Non-income producing security.

(g)	Defaulted.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,943,136 and gross unrealized depreciation of investments was $(18,270,564), resulting in net unrealized appreciation of $7,672,572.

As of February 28, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

AB Active ETFs, Inc.

AB California Intermediate Municipal ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,073,137,067	$—	$1,073,137,067
Short-Term Municipal Notes	—	62,441,294	—	62,441,294
Asset-Backed Securities	—	391,890	—	391,890
Collateralized Mortgage Obligations	—	1,142	—	1,142

Total Investments in Securities	—	1,135,971,393	—	1,135,971,393
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	155,348	—	155,348
Centrally Cleared Interest Rate Swaps	—	786,052	—	786,052
Liabilities:
Centrally Cleared Credit Default Swaps	—	(583,579)	—	(583,579)
Centrally Cleared Inflation (CPI) Swaps	—	(146,772)	—	(146,772)
Centrally Cleared Interest Rate Swaps	—	(94,832)	—	(94,832)

Total	$—	$1,136,087,610	$—	$1,136,087,610

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.